Marketable Securities	12 Months Ended
Dec. 31, 2024
Marketable Securities Disclosure [Abstract]
Marketable Securities
9.
Marketable securities

As at	December 31, 2024	December 31, 2023
Balance, beginning of year	225	21,926
Acquisition	—	876
Dispositions	—	(13,319)
Change in fair value recognized in profit or loss	(86)	(9,258)
Balance, end of period	139	225

During the year ended December 31, 2024, proceeds of nil (year ended December 31, 2023 — $6.7 million) were received for dispositions of marketable securities and a loss on disposition of nil (year ended December 31, 2023 — $8.6 million) was recognized.